Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Vessels, net
Vessels	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Vessel acquisition	$178,136	—	178,136
Depreciation	—	(539)	(539)
Balance December 31, 2017	$178,136	$(539)	$177,597
Additions	170,503	—	170,503
Depreciation	—	(5,407)	(5,407)
Balance December 31, 2018	$348,639	$(5,946)	$342,693
Additions	62,513	—	62,513
Depreciation	—	(9,585)	(9,585)
Balance December 31, 2019	$411,152	$(15,531)	$395,621